Note 03 - Assets and liabilities disposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities disposed
Cash and cash equivalents	€ 1,126	€ 0	€ 2
All remaining assets	659	3,507	7
Total assets disposed	1,785	3,507	9
Total liabilities disposed	€ 1,676	€ 8,102	€ 79